Financial Risk Management - Summary of Group Exposure to Foreign Currency Risk (Details) - Currency Risk - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of Financial Instruments [Line Items]
Total net (assets)/liabilities	$ 96,967	$ 101,813
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	(9,696)	(10,182)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	9,696	10,182
Argentine Pesos
Disclosure of Financial Instruments [Line Items]
Total net (assets)/liabilities	$ 19,213	$ 12,769
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (1,921)	$ (1,276)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	1,921	1,276
Mexican Pesos
Disclosure of Financial Instruments [Line Items]
Total net (assets)/liabilities	$ 47,423	$ 39,825
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (4,742)	$ (3,983)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	4,742	3,983
Brazilian Real/Reais
Disclosure of Financial Instruments [Line Items]
Total net (assets)/liabilities	$ 34,509	$ 29,145
Percentage of reasonably possible increase in risk assumption	10.00%	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (3,451)	$ (2,915)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	3,451	2,915
Colombian Pesos
Disclosure of Financial Instruments [Line Items]
Total net (assets)/liabilities	$ 19,761
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (1,976)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	1,976
Nigerian Naira
Disclosure of Financial Instruments [Line Items]
Total net (assets)/liabilities	$ (23,939)
Percentage of reasonably possible increase in risk assumption	10.00%
Percentage of reasonably possible decrease in risk assumption	(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component	$ (2,394)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component	$ (2,394)
Saudi Riyal
Disclosure of Financial Instruments [Line Items]
Total net (assets)/liabilities		$ 10,966
Percentage of reasonably possible increase in risk assumption		10.00%
Percentage of reasonably possible decrease in risk assumption		(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component		$ (1,097)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component		1,097
South African Rand
Disclosure of Financial Instruments [Line Items]
Total net (assets)/liabilities		$ 9,107
Percentage of reasonably possible increase in risk assumption		10.00%
Percentage of reasonably possible decrease in risk assumption		(10.00%)
Increase (decrease) in profit and loss due to reasonably possible increase in designated risk component		$ (911)
Increase (decrease) in profit and loss due to reasonably possible decrease in designated risk component		$ 911